Notes Payable - Schedule of Aggregate Carrying Amounts of Term and Initial Loans (Details) - Loan Agreement - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt Instrument, Type [Extensible List]	toca:TermLoanMember	toca:TermLoanMember
Principal	$ 5,000	$ 26,450
Add: accreted liability for final payment fee	138	276
Less: unamortized discount	(394)	(525)
Loans, aggregate carrying amount	$ 4,744	$ 26,201